Leases	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Leases	Leases
In May 2020, the Company executed an agreement to lease certain land to a subsidiary of LanzaJet for a period of 10 years with an option to renew this lease for five additional periods of one year with minimum annual rent due. This agreement is accounted for as an operating lease. In February 2022, the lease agreement with LanzaJet was amended to extend the pre-development term of the lease until the earlier of commencement of construction of the alcohol-to-jet fuel facility on the leased land or December 31, 2023 and increased the annual base rent amount. The Company recognizes lease revenue on a straight-line basis over the life of the lease agreement.
The following table presents amounts included in Revenue from related party transactions in the Condensed Consolidated Statement of Operations related to lessor activity (in thousands):

	Nine months ended September 30,
	2022	2021
Lease income from operating leases	$25	$18
Leases
The Company leases certain office space and laboratory facilities. The Company’s lease agreements typically do not contain any significant guarantees of asset values at the end of a lease, renewal options or restrictive covenants. Pursuant to the Company’s adoption of ASC 842, Leases, all leases were classified as operating leases. During 2021 and 2020, the discount rate used in the calculation of lease liabilities was 7.5%, which is the estimate of the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term.
Total operating lease costs and variable lease costs for the years ended December 31, 2021 and 2020 were $2,126 and $2,077 and $2,575 and $1,813, respectively. Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2021 and 2020 was $2,059 and $1,765, respectively.
As of December 31, 2021, lease payments for operating leases for the Company’s office facility and laboratories are shown below (in thousands):

Year ending December 31,
2022	$2,366
2023	2,413
2024	1,039
2025	—
2026	—
Thereafter	—
Total lease payments	$5,818
Less: Imputed interest	485
Total lease liabilities	$5,333
The following is a summary of weighted average remaining lease term and discount rate for all of the Company’s operating leases:

	Year Ended December 31,
	2021	2020
Weighted average remaining lease term (years)	2.4	3.4
Weighted average discount rate	7.5%	7.5%
Lessor Accounting
In May 2020, the Company executed an agreement to lease certain land to a subsidiary of LanzaJet for a period of 10 years with an option to renew this lease for five additional periods of one year with minimum annual rent due. This agreement is accounted for as an operating lease. We recognize lease revenue on a straight-line basis over the life of the lease agreement. The following future minimum lease payments due to us from the lease agreement at December 31, 2021, is as follows (in thousands)

Year ending December 31,
2022	$24
2023	24
2024	24
2025	24
2026	24
Thereafter	168
Total lease payments	$288
Lease revenue totaled $24 and $14 for the years ended December 31, 2021 and 2020.